Changes in Accrued Restructuring Balances (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	May 31, 2013	May 31, 2014	May 31, 2013
Restructuring Cost and Reserve [Line Items]
Beginning balance		$ 13,053
Charge to expense	(23,900)	(243)	(20,072)
Cash payments		(10,728)
Noncash and foreign exchange impacts		381
Ending balance	13,053	2,463	13,053
Employee Severance
Restructuring Cost and Reserve [Line Items]
Beginning balance		12,656
Charge to expense		(243)
Cash payments		(10,688)
Noncash and foreign exchange impacts		357
Ending balance		2,082
Other
Restructuring Cost and Reserve [Line Items]
Beginning balance		397
Cash payments		(40)
Noncash and foreign exchange impacts		24
Ending balance		$ 381